Schedule of Other Receivables (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Other Receivables
Others	$ 91,818	$ 95,935
Impairment	(58,497)	(61,120)
Total	$ 33,321	$ 34,815